Related Party Balances and Transactions - Schedule of Amount Due from Related Parties-current (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands		USD ($)	CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties		$ 629	¥ 4,382
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]		¥ 4,382

[1]	The amount of RMB33,460 as of December 31, 2017 represented the advance payment of revenue sharing of live video service made to Hunan Qindao Network Media Technology Co., Ltd.